Taxation - Summary of Movements in Deferred Tax Asset (Liability) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	€ (3,326)	€ (3,065)
Income statement	53	199
Other	391	(460)
Deferred tax asset (liability) ending balance	(2,882)	(3,326)
Recognition of deferred tax assets	300	311
Pensions and similar obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(613)	(654)
Income statement	(90)	(44)
Other	189	85
Deferred tax asset (liability) ending balance	(514)	(613)
Provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	741	726
Income statement	103	12
Other	(39)	3
Deferred tax asset (liability) ending balance	805	741
Goodwill and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(3,848)	(3,448)
Income statement	(10)	135
Other	161	(535)
Deferred tax asset (liability) ending balance	(3,697)	(3,848)
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(700)	(600)
Income statement	47	(60)
Other	81	(40)
Deferred tax asset (liability) ending balance	(572)	(700)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	231	172
Income statement	(3)	100
Other	6	(41)
Deferred tax asset (liability) ending balance	234	231
Fair value gains
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(42)	(60)
Income statement	0	(11)
Other	2	29
Deferred tax asset (liability) ending balance	(40)	(42)
Fair value losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	36	2
Income statement	(2)	6
Other	(11)	28
Deferred tax asset (liability) ending balance	23	36
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	194	166
Income statement	30	18
Other	22	10
Deferred tax asset (liability) ending balance	246	194
Lease liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	237	295
Income statement	(34)	(55)
Other	(14)	(3)
Deferred tax asset (liability) ending balance	189	237
Right of use asset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	(201)	(244)
Income statement	30	42
Other	5	1
Deferred tax asset (liability) ending balance	(166)	(201)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability) beginning balance	639	580
Income statement	(18)	56
Other	(11)	3
Deferred tax asset (liability) ending balance	€ 610	€ 639